- Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Net unrealized loss on hedging contracts, net of tax	$ (30,487)	$ (7,600)
Net unrealized loss on marketable securities, net of tax	(942)	(156)
Net unrealized loss on pension, net of tax	(878)	(1,498)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $7.9 million and $7.7 million in 2017 and 2016, respectively	(16,144)	(15,901)
Foreign currency translation adjustments	(172,308)	(308,684)
Accumulated other comprehensive loss	(220,759)	(333,839)
Foreign currency effects from intercompany long-term investment transactions, tax	$ 7,900	$ 7,700